BUSINESS ACQUISITION	12 Months Ended
Jun. 30, 2024
Business Acquisition
BUSINESS ACQUISITION

18. BUSINESS ACQUISITION

Prior year’s business acquisition

On 14 July 2022, the Company completed the acquisition of AffinityDNA’s direct-to-consumer eCommerce business and distribution rights. The purchase consideration has two parts, A$486,188 (£277,500) on the acquisition date (which has been paid) and a further A$486,188 (£277,500) as contingent consideration. The second payment is payable on the achievement of certain financial targets and remained unpaid at June 30, 2023. The second payment was payable on the achievement of a gross profit target for the 12-month period from the acquisition date. This target was not achieved and therefore no further payment is to be made in respect of the acquisition of AffinityDNA.

Costs incurred in respect of acquisition were A$40,625, these have been recognized through profit or loss for the period.

The acquisition of AffinityDNA provides the Group with an additional and complimentary platform to further build its existing direct-to-consumer offerings and lifestyle division. The acquisition also expands the Group’s portfolio of tests, geographic (including the UK and US markets) and demographic access. The acquisition provides the group with operational, supply chain, distribution and commercial synergies with its existing EasyDNA direct-to-consumer business that represents goodwill, which cannot be separately measured and identified.

Intangible assets arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

A$
Fair value of consideration transferred
Amount settled in cash	486,188
Total consideration	486,188
Recognized amounts of identifiable net assets
Intangible assets (1)	41,264
Deferred tax liabilities	(10,316)
Identifiable net assets	30,948
Goodwill on acquisition (Note 15)	455,240

The total fair value of the contingent consideration transferred was on the basis that the probability of achieving the earn-out payment at acquisition date was 0%.

Goodwill arises on the acquisition of a business combination. Goodwill is calculated as the excess sum of:

●	the consideration transferred;
●	any non-controlling interest; and
●	the acquisition date fair value of any previously held equity interest; over the acquisition date fair value of net identifiable assets acquired.

Goodwill is not amortized. Instead, goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Impairment losses on goodwill are taken to profit or loss and are not subsequently reversed.

(1)	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$41,264 (refer to Note 16 for further details). The useful life of these intangibles are amortized on a straight-line basis over their estimated useful lives of five years.

AffinityDNA reported revenue of A$1,367,834 and incurred an operating loss of A$43,001 in this year compared to the previous year of A$944,058 and A$89,618, respectively (see Note 26).

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)